Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing 1/40th Interest in a Share of 6.625% Non-Cumulative Perpetual Preferred Stock, Series E
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $400,000,000.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.625% Non-Cumulative Perpetual Preferred Stock, Series E
Fee Rate	0.01381%
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $400,000,000.00.